Consolidated income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Profit or loss [abstract]
Net interest income	$ 13,098	$ 13,069	$ 14,509
– interest income	17,960	18,756	23,000
– interest expense	(4,862)	(5,687)	(8,491)
Net fee income	6,674	5,948	5,926
– fee income	8,458	7,571	7,480
– fee expense	(1,784)	(1,623)	(1,554)
Net income from financial instruments held for trading or managed on a fair value basis	4,184	3,814	5,768
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	2,795	3,371	(1,290)
Change in fair value of designated debt and related derivatives	(67)	34	197
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	548	375	80
Gains less losses from financial investments	433	187	466
Net insurance premium income	5,663	5,073	5,020
Other operating income	155	56	471
Total operating income	33,483	31,927	31,147
Net insurance claims and benefits paid and movement in liabilities to policyholders	(7,932)	(8,243)	(4,402)
Net operating income before change in expected credit losses and other credit impairment charges	25,551	23,684	26,745
Change in expected credit losses and other credit impairment charges	719	(1,959)	(6,858)
Net operating income	26,270	21,725	19,887
Employee compensation and benefits	(9,610)	(9,562)	(8,514)
General and administrative expenses	(5,675)	(6,197)	(4,918)
Depreciation and impairment of property, plant and equipment and right-of-use assets	(1,160)	(1,472)	(1,209)
Amortisation and impairment of intangible assets	(642)	(674)	(1,845)
Goodwill impairment	0	0	(41)
Total operating expenses	(17,087)	(17,905)	(16,527)
Operating profit	9,183	3,820	3,360
Share of profit in associates and joint ventures	1,656	639	958
Profit before tax	10,839	4,459	4,318
Tax expense	(2,417)	(1,485)	(1,193)
Profit for the period	8,422	2,974	3,125
Attributable to:
– ordinary shareholders of the parent company	7,276	1,921	1,977
– preference shareholders of the parent company	7	45	45
– other equity holders	666	624	617
– non-controlling interests	473	384	486
Profit for the period	$ 8,422	$ 2,974	$ 3,125
Basic earnings per ordinary share (in dollars per share)	$ 0.36	$ 0.10	$ 0.10
Diluted earnings per ordinary share (in dollars per share)	$ 0.36	$ 0.09	$ 0.10